Investments - Summary of Investments in Marketable Equity Securities with Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
HTG Molecular Diagnostics, Inc (HTGM)
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	833,333	833,333
Cost basis	$ 2,000	$ 2,000
Fair value	2,117	1,692
Total realized gain (loss) during the period	425	0
Total cumulative unrealized gain (loss)	$ 117	$ (308)
Curetis N.V.
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	204,000	320,424
Cost basis	$ 1,444	$ 2,268
Fair value	350	1,516
Total realized gain (loss) during the period	(572)	0
Total cumulative unrealized gain (loss)	$ (1,094)	$ (752)